Profit before tax	12 Months Ended
Dec. 31, 2023
Profit Before Tax
Profit before tax

19. Profit before tax

Profit before tax is determined after recognizing the following expense:

	2023	2022
	USD	USD
Auditor’s remuneration	10,509	7,118
Depreciation of property, plant and equipment	8,217	4,792
Amortization of right-of-use assets	21,598	-
Lease expenses for short-term and low value leases	5,675	12,021
Staff costs (Note 21)	13,116,595	11,962,190
Property, plant and equipment written off	4,666	-
Gain on disposal of property, plant and equipment	-	(1,443)
Net realized gain on foreign exchange	(1,004)	-
Interest income	(15,433)	(7,412)
Net unrealized loss on foreign exchange	2,262	260